Equity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Equity
34.	Equity

34.1.	Share capital (net of share issuance costs)
As of December 31, 2019, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 common shares and 5,602,042,788 preferred shares, all of which are registered, book-entry shares with no par value.
Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible
into common shares.

34.2. Accounting policy on share capital
Share capital comprises common shares and preferred shares. Incremental costs directly attributable to the issue of new shares (share issuance costs) are presented (net of tax) in shareholders’ equity as a deduction from the proceeds.
34.3. Capital reserve
Capital reserve comprises treasury shares owned by Petrobras, in the amount of US$ 2, at December 31, 2019.
34.4. Capital transactions
34.4.1. Incremental costs directly attributable to the issue of shares
It includes any transaction costs directly attributable to the issue of new shares, net of taxes.
34.4.2. Change in interest in subsidiaries
It includes any excess of amounts paid/received over the carrying value of the interest acquired/disposed. Changes in interests in subsidiaries that do not result in loss of control of the subsidiary are equity transactions.
34.4.3. Treasury shares
Shares held in treasury in the amount of US$ 2, represented by 222,760 common shares and 72,909 preferred shares.
34.5. Profit reserves
34.5.1. Legal reserve
It represents 5% of the net income for the year, calculated pursuant to article 193 of the Brazilian Corporation Law.
34.5.2. Statutory reserve
Appropriated by applying a minimum of 0.5% of the
year-end
share capital and is retained to fund technology research and development programs. The balance of this reserve may not exceed 5% of the share capital, pursuant to article 55 of the Company’s bylaws.
34.5.3. Tax incentives reserve
Government grants are recognized in the statement of income and are appropriated from retained earnings to the tax incentive reserve in the shareholders’ equity pursuant to article
195-A
of Brazilian Corporation Law. This reserve may only be used to offset losses or increase share capital.
In 2019, US$ 179 was appropriated to this reserve (US$ 203 in 2018), of which US$ 177 relates to subventions
from agencies
Superintendência de Desenvolvimento do Nordeste
(SUDENE) and
Superintendência de Desenvolvimento da Amazônia
(SUDAM).
34.5.4. Accounting policy on tax incentives reserve
A government grant is recognized when there is reasonable assurance that the grant will be received and the Company will comply with the conditions attached to the grant.
34.5.5. Profit retention reserve
It Includes funds intended for capital expenditures, primarily in oil and gas exploration and development activities, as per the capital budget of the Company, pursuant to article 196 of the Brazilian Corporation Law.

The Board of Directors proposes to retain in the shareholder’s equity, within the profit retention reserve, the amount of US$ 6,549 in order to partially fund the annual investment program determined in the capital budget for 2019, to be approved at the Shareholder’s General Meeting.

34.6.	Other comprehensive income
In 2019 , the Company primarily recognized as other comprehensive income the following effects:

•
Cumulative translation adjustment loss of US$ 1,431 primarily reflecting translations from the main functional currency of Petrobras group (Brazilian real) into the presentation currency (U.S. dollar);

•	Actuarial loss on post-employment defined benefit plans in the amount of US$ 4,098, after taxes.

•
Foreign exchange rate variation loss of US$ 248 after taxes and amounts reclassified to the statement of income, recognized in the Company’s equity, as a result of its cash flow hedge accounting policy. In 2018, the cumulative balance of foreign exchange variation losses, net of tax effects, was US$ 13,292 (see note 29.2).

34.7. Distributions to shareholders
Pursuant to Brazilian Corporation Law, the Company’s shareholders are entitled to receive minimum mandatory dividends (and/or interest on capital) of 25% of the adjusted net income for the year in proportion to the number of common and preferred shares held by them.
To the extent the Company proposes dividend distributions, preferred shares have priority in dividend distribution, which is based on the highest of 3% of the preferred shares’ net book value or 5% of the preferred share capital. Preferred shares participate under the same terms as common shares in capital increases resulting from the capitalization of profit reserves or retained earnings. However, this priority does not necessarily grant dividend distributions to the preferred shareholders in the event of loss for a year.
On August 28, 2019, the Company’s Board of Directors approved a new policy on distribution to shareholders, in which the main change is the definition that in the event of total debt lower than US$ 60,000, the Company may distribute to its shareholders 60% of the difference between net cash flow from operating activities and capital expenditures (comprising investments for the acquisition of PP&E and intangibles assets and in investees). In the event of total debt exceeding US$ 60,000, the Company may distribute to its shareholders the minimum mandatory dividends provided for by relevant regulation and the Company’s bylaws.
The General Shareholders Meeting held on April 26, 2018 amended provisions in the Company’s bylaws governing distribution to shareholders (dividends and interest on capital) on a quarterly basis. The quarterly distributions were included in the Company’s minimum mandatory distribution for 2018 and were updated by Selic rate from the date of the payments to the end of the fiscal year.
Distributions to shareholders for 2019 amounts to US$ 2,687, most of it proposed as interest on capital, to be approved at the 2020 Shareholder’s General Meeting, are consistent with the minimum mandatory dividend of 25% of the adjusted income and withholding income tax rate of 15%. This proposal meets the priority rights of the preferred shareholders, whose criteria of 5% on the proportion of the capital represented by this class of shares prevailed for 2019.

				Common Shares		Preferred Shares
Payment	Date of approval by the Board of Directors	Date of register	Date of Payment	Amount (*)	Amount per Share	Amount (*)	Amount per Share	Total Amount
1st payment of interest on capital	05.07.2019	05.21.2019	07.05.2019	187	0.0251	140	0.0251	327
2nd payment of interest on capital	08.01.2019	08.12.2019	10.04.2019	389	0.0522	293	0.0522	681
3 rd payment of interest on capital	10.24.2019	11.11.2019	02.07.2020	371	0.0499	279	0.0499	650
4 th payment of interest on capital	12.18.2019	12.26.2019	02.07.2020	—	—	580	0.1035	580
Indexation charges on paid anticipations				9	0.0012	7	0.0012	16
Complement of minimum mandatory dividends	02.19.2020	(**)	(**)	431	0.0580	1	0.0001	432

Total for 2019				1,387	0.1864	1,300	0.2320	2,687

Total for 2018				507	0.0681	1,343	0.2397	1,850

(*)
Amounts translated into U.S. dollar based on the exchange rate prevailing at the date of the approval, except for the complement of minimum mandatory dividends, based on the closing exchange rate at the date of the financial statements.

(**)	To be settled within 60 days after the Shareholder’s General Meeting.

Dividends payable attributable to shareholders of Petrobras amounts to US$ 1,530 as of December 31, 2019 (US$ 1,005 as of December 31, 2018), and comprise the minimum mandatory dividend of 25% of the adjusted income, including indexation charges based on Selic rate, net of the advances made during the year. In addition to the dividends payable to Petrobras’ shareholders, there are dividends payable to non-controlling
shareholders for US$ 28, totaling US$ 1,558 accounted for in the statement of financial position as of December 31, 2019 (US$ 1,109 as of December 31, 2018).
34.8. Earnings per share

	2019			2018			2017
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	5,790	4,361	10,151	4,093	3,080	7,173	(52)	(39)	(91)
Continuing operations	4,369	3,291	7,660	3,750	2,822	6,572	(198)	(149)	(347)
Discontinued operations	1,421	1,070	2,491	343	258	601	146	110	256
Weighted average number of outstanding shares	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930
Basic and diluted earnings (losses) per share - in U.S. dollars	0.78	0.78	0.78	0.55	0.55	0.55	(0.01)	(0.01)	(0.01)
Continuing operations	0.59	0.59	0.59	0.50	0.50	0.50	(0.03)	(0.03)	(0.03)
Discontinued operations	0.19	0.19	0.19	0.05	0.05	0.05	0.02	0.02	0.02
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	1.56	1.56	1.56	1.10	1.10	1.10	(0.02)	(0.02)	(0.02)
Continuing operations	1.18	1.18	1.18	1.00	1.00	1.00	(0.06)	(0.06)	(0.06)
Discontinued operations	0.38	0.38	0.38	0.10	0.10	0.10	0.04	0.04	0.04

(*)	Petrobras’ ADSs are equivalent to two shares.